Consolidated Balance Sheets - USD ($)	Nov. 30, 2019	May 31, 2019	May 31, 2018
Current Assets
Cash and cash equivalents	$ 647,460	$ 1,540,158	$ 458,063
Accounts receivable	67,971
Inventory	18,984
Prepaid expenses	5,671		3,168
Total Current Assets	740,086	1,540,158	461,231
Other Assets
Goodwill	6,682,416	4,456,250
Intangible assets, net	1,425,629	1,528,441
Deferred brokerage fees	800,919
Property and equipment	261,905	117,231
Right of use asset, operating lease	225,322	100,146
Security deposits	14,885	12,317
Cash held in trust account			52,895,652
Due from related party	13,342
Total Other Assets	9,424,419	6,214,385	52,895,652
TOTAL ASSETS	10,164,505	7,754,543	53,356,883
Current Liabilities
Loan payable- related party		93,761	81,618
Accounts payable	17,232
Accrued expenses	602,839	691,940	63,579
Convertible note payable	1,000,000	1,000,000
Operating lease obligation, current	76,559	32,045
Current portion of deferred revenues	715,350
Stock payable	50,000
Deferred legal fees			100,000
Total Current Liabilities	2,461,980	1,817,746	245,197
Operating lease obligation, net of current portion	148,762	68,876
Deferred revenues, less current portion	923,712
Deferred underwriting fees			1,820,000
Total Liabilities	3,534,454	1,886,622	2,065,197
Commitments
Common stock subject to possible redemption, $0.0001 par value; -0- and 4,560,757 shares as of May 31, 2019 and May 31, 2018, respectively at redemption value			46,291,685
Stockholders' Equity
Preferred stock - $0.0001 par value, 1,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.0001 par value; 20,000,000 shares authorized; 7,858,975, 7,003,975 and 2,252,743 shares issued and outstanding as of November 30, 2019, May 31, 2019 and May 31, 2018 respectively	786	700	225
Additional paid-in capital	11,034,952	9,442,027	5,009,310
Accumulated deficit	(4,421,528)	(3,574,806)	(9,534)
Total Simplicity Esports and Gaming Company Stockholders' Equity	6,614,210	5,867,921	5,000,001
Non-Controlling Interest	15,841
Total Equity	6,630,051	5,867,921
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 10,164,505	$ 7,754,543	$ 53,356,883